Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment, Net [Abstract]
Summary of Property, Plant and Equipment, Net
	December 31
	2013	2014
	US$ thousands

Machinery and equipment	4,028	5,338
Office furniture and equipment	389	433
Leasehold improvements	486	1,023

Property, plant and equipment	4,903	6,794

Accumulated depreciation	(3,424)	(4,336)

Property, Plant and equipment, net	1,479	2,458